Intangibles (Remaining Amortization) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Intangibles Remaining Amortization - Year 1	$ 40,848,000
Intangibles Remaining Amortization - Year 2	35,940,000
Intangibles Remaining Amortization - Year 3	31,546,000
Intangibles Remaining Amortization - Year 4	18,412,000
Intangibles Remaining Amortization - Year 5	12,770,000
Intangibles Remaining Amortization - Thereafter	26,413,000
Net book value	$ 165,929,000	$ 220,078,000